Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of Analysis of Accounts Receivable by Component
a)
An analysis of accounts receivable by component at December 31, 2020 and 2021 is as follows:

	At December 31,
	2020	2021
Subscribers and distributors	Ps. 168,758,386	Ps. 157,433,609
Telecommunications carriers for network interconnection and other services	4,914,094	3,968,675
Recoverable taxes	44,557,402	43,734,164
Sundry debtors	12,504,566	15,573,586
Contract assets	29,588,104	30,901,277
Impairment of trade receivables	(44,551,735)	(41,835,826)

Total net	Ps. 215,770,817	Ps. 209,775,485
Non-current subscribers, distributors and contractual assets	7,792,863	6,928,888

Total current subscribers, distributors and contractual assets	Ps. 207,977,954	Ps. 202,846,597

Schedule of Changes in Allowance for Expected Credit Losses
b) Changes in the impairment of trade receivables is as follows:

	For the years ended December 31,
	2019	2020	2021
Balance at beginning of year	Ps.(40,798,025)	Ps.(39,480,909)	Ps.(44,551,735)
Increases recorded in expenses	(16,346,395)	(19,112,635)	(10,677,421)
Write-offs (i)	17,839,957	11,953,227	11,682,343
Business combination	(3,265,490)	(2,066)	—
Translation effect	3,089,044	2,090,648	1,710,987

Balance at end of year	Ps.(39,480,909)	Ps.(44,551,735)	Ps.(41,835,826)

(i)	Includes discontinued operation of Tracfone. See Note 2Ac.

Summary of Aging of Accounts Receivable
c) The following table shows the aging of accounts receivable at December 31, 2020 and 2021, for subscribers and distributors:

	Past due
	Total		Unbilled services provided		a-30 days		31-60 days		61-90 days		Greater than 90 days
December 31, 2020	Ps.	168,758,386	Ps.	75,972,811	Ps.	37,439,995	Ps.	5,325,264	Ps.	3,313,835	Ps.	46,706,481
December 31, 2021	Ps.	157,433,609	Ps.	69,082,837	Ps.	35,694,272	Ps.	4,533,604	Ps.	2,645,034	Ps.	45,477,862

Summary of Accounts Receivable from Subscribers and Distributors Included in the Allowance for Doubtful Accounts
d) The following table shows the accounts receivable from subscribers and distributors included in the impairments of trade receivables, as of December 31, 2020 and 2021:

	Total		1-90 days		Greater than 90 days
December 31, 2020	Ps.	44,551,735	Ps.	4,455,174	Ps.	40,096,561
December 31, 2021	Ps.	41,835,826	Ps.	4,183,583	Ps.	37,652,243

Summary of Analysis of Contract Assets and Liabilities
e) An analysis of contract assets and liabilities at December 31, 2020 and 2021 is as follows:

	2020		2021
Contract Assets:
Balance at the beginning of the year	Ps.	34,274,007	Ps.	29,588,104
Additions		27,242,031		31,758,626
Disposals		(1,397,714)		(5,946,487)
Amortization		(29,002,995)		(25,354,712)
Translation effect		(1,527,225)		855,746

Balance at the end of the year	Ps.	29,588,104	Ps.	30,901,277
Non-current contract assets	Ps.	817,740	Ps.	989,519

Current portion contracts assets	Ps.	28,770,364	Ps.	29,911,758